SHAREHOLDERS EQUITY (Schedule of Share Option Activity) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Number of options
Outstanding at January 1, 2016	107,881
Granted	63,864
Exercised	0
Forfeited	(11,871)
Outstanding at end of the year	159,874	107,881
Vested or expected to vest	152,935
Options exercisable at the end of the year	69,779
Weighted-average exercise price
Outstanding at January 1, 2016	$ 60.36
Granted	9.93
Exercised	0
Forfeited	(12.63)
Outstanding at end of the year	43.75	$ 60.36
Vested or expected to vest	40.89
Options exercisable at the end of the year	$ 71.05
Weighted-average remaining contractual term (in years)
Outstanding at end of the year	6 years 7 months 28 days	7 years
Vested or expected to vest	6 years 7 months 20 days
Options exercisable at end of the year	5 years 6 months 22 days
Aggregate intrinsic value
Outstanding at beginning of the year	$ 204
Outstanding at end of the year	0	$ 204
Vested or expected to vest	0
Options exercisable at the end of the year	$ 0